Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

May 31, 2019

IGB-QTLY-0719
1.804978.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.2%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
0% 6/15/42 (a)(b)	$8,091	$8,316
3.6% 2/17/23	5,795	5,944
4.45% 4/1/24	561	599
4.5% 3/9/48	29,286	28,194
4.75% 5/15/46	25,000	24,913
5.55% 8/15/41	14,683	16,221
6.2% 3/15/40 (b)	2,697	3,182
BellSouth Capital Funding Corp. 7.875% 2/15/30	120	150
CenturyLink, Inc. 6.15% 9/15/19	1,759	1,763
Verizon Communications, Inc.:
4.329% 9/21/28	25,000	27,051
4.862% 8/21/46	4,044	4,456
5.012% 4/15/49	1,549	1,751
		122,540
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,393	2,521
5.95% 4/1/41	1,674	2,087
		4,608
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,010	7,267
4.908% 7/23/25	5,437	5,753
5.375% 5/1/47	41,406	41,504
5.75% 4/1/48	20,426	21,270
Comcast Corp.:
3.9% 3/1/38	1,283	1,299
3.969% 11/1/47	4,155	4,117
4.6% 8/15/45	3,379	3,654
4.65% 7/15/42	3,019	3,328
Fox Corp.:
3.666% 1/25/22 (c)	1,009	1,035
4.03% 1/25/24 (c)	1,775	1,859
4.709% 1/25/29 (c)	2,568	2,808
5.476% 1/25/39 (c)	2,533	2,887
5.576% 1/25/49 (c)	1,680	1,961
Time Warner Cable, Inc.:
4% 9/1/21	15,014	15,315
4.5% 9/15/42	1,008	894
5.5% 9/1/41	1,791	1,793
5.875% 11/15/40	3,852	3,986
6.55% 5/1/37	6,679	7,393
7.3% 7/1/38	4,433	5,190
		133,313

TOTAL COMMUNICATION SERVICES		260,461

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,205	3,208
3.7% 5/9/23	10,249	10,275
4.25% 5/15/23	1,591	1,618
4.375% 9/25/21	6,220	6,372
		21,473
Household Durables - 0.4%
Lennar Corp.:
4.75% 11/29/27	4,753	4,783
5% 6/15/27	6,340	6,388
Toll Brothers Finance Corp.:
4.35% 2/15/28	5,394	5,131
4.875% 3/15/27	16,068	16,066
		32,368

TOTAL CONSUMER DISCRETIONARY		53,841

CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	9,656	9,947
4.7% 2/1/36	8,427	8,705
4.9% 2/1/46	16,856	17,320
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	6,606	6,609
5.45% 1/23/39	6,560	7,328
5.55% 1/23/49	14,988	17,011
5.8% 1/23/59 (Reg. S)	15,889	18,473
Constellation Brands, Inc. 4.75% 11/15/24	4,450	4,831
		90,224
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,255	2,287
Food Products - 0.2%
H.J. Heinz Co.:
4.375% 6/1/46	7,644	6,734
5.2% 7/15/45	3,616	3,556
H.J. Heinz Finance Co. 7.125% 8/1/39 (c)	4,933	5,868
		16,158
Tobacco - 0.0%
Altria Group, Inc. 9.25% 8/6/19	958	968
Reynolds American, Inc. 4% 6/12/22	1,100	1,131
		2,099

TOTAL CONSUMER STAPLES		110,768

ENERGY - 4.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,706	1,781
Oil, Gas & Consumable Fuels - 4.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,225	8,213
Amerada Hess Corp.:
7.3% 8/15/31	1,898	2,278
7.875% 10/1/29	2,603	3,224
Anadarko Finance Co. 7.5% 5/1/31	7,302	9,545
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,465	1,513
5.55% 3/15/26	5,634	6,209
6.45% 9/15/36	5,100	6,121
6.6% 3/15/46	5,623	7,219
Canadian Natural Resources Ltd.:
3.45% 11/15/21	3,102	3,148
5.85% 2/1/35	2,370	2,683
Cenovus Energy, Inc. 4.25% 4/15/27	5,734	5,719
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,276	3,293
4.5% 6/1/25	997	1,065
DCP Midstream LLC:
4.75% 9/30/21 (c)	2,616	2,643
5.35% 3/15/20 (c)	2,683	2,713
5.85% 5/21/43 (c)(d)	5,231	4,852
DCP Midstream Operating LP:
3.875% 3/15/23	3,649	3,603
5.6% 4/1/44	3,165	2,951
El Paso Corp. 6.5% 9/15/20	8,750	9,162
Enable Midstream Partners LP 3.9% 5/15/24 (d)	1,018	1,018
Enbridge Energy Partners LP 4.2% 9/15/21	3,072	3,147
Enbridge, Inc. 4.25% 12/1/26	1,711	1,820
Energy Transfer Partners LP:
4.2% 9/15/23	1,408	1,456
4.5% 4/15/24	1,765	1,846
4.95% 6/15/28	4,806	5,070
5.25% 4/15/29	2,872	3,099
5.8% 6/15/38	2,680	2,856
6% 6/15/48	1,745	1,888
6.25% 4/15/49	4,477	5,001
Kinder Morgan, Inc. 5.55% 6/1/45	3,410	3,699
Marathon Petroleum Corp. 5.125% 3/1/21	1,854	1,932
MPLX LP:
4.8% 2/15/29	1,514	1,607
4.875% 12/1/24	2,312	2,475
5.5% 2/15/49	4,543	4,803
Nakilat, Inc. 6.067% 12/31/33 (c)	1,421	1,627
Petrobras Global Finance BV 7.25% 3/17/44	32,129	34,079
Petroleos Mexicanos:
4.625% 9/21/23	6,953	6,909
4.875% 1/18/24	2,361	2,355
5.375% 3/13/22	2,646	2,720
5.625% 1/23/46	15,797	12,859
6.375% 2/4/21	6,290	6,538
6.375% 1/23/45	25,471	22,363
6.5% 3/13/27	19,984	20,117
6.5% 6/2/41	27,475	24,831
6.75% 9/21/47	26,340	23,780
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	4,425	4,495
4.65% 10/15/25	50,000	52,577
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,903	1,922
The Williams Companies, Inc.:
3.7% 1/15/23	946	965
4.55% 6/24/24	10,341	10,903
Western Gas Partners LP:
4.65% 7/1/26	1,075	1,078
4.75% 8/15/28	1,448	1,448
5.375% 6/1/21	5,631	5,803
Williams Partners LP:
4% 11/15/21	681	700
4.125% 11/15/20	555	564
4.3% 3/4/24	2,334	2,451
		368,955

TOTAL ENERGY		370,736

FINANCIALS - 14.8%
Banks - 7.2%
Bank of America Corp.:
3.004% 12/20/23 (d)	1,538	1,547
3.3% 1/11/23	3,114	3,167
3.419% 12/20/28 (d)	6,083	6,074
3.5% 4/19/26	7,118	7,270
3.95% 4/21/25	44,107	45,186
4% 1/22/25	31,454	32,483
4.1% 7/24/23	1,670	1,752
4.183% 11/25/27	8,091	8,354
4.2% 8/26/24	9,735	10,196
4.25% 10/22/26	44,393	46,260
4.45% 3/3/26	7,471	7,877
Barclays Bank PLC 10.179% 6/12/21(c)	2,050	2,313
Barclays PLC:
2.75% 11/8/19	2,761	2,757
4.375% 1/12/26	5,232	5,288
4.836% 5/9/28	6,831	6,806
5.2% 5/12/26	1,743	1,782
BPCE SA 4.875% 4/1/26 (c)	8,646	9,086
Citigroup, Inc.:
2.7% 10/27/22	38,575	38,474
4.05% 7/30/22	1,545	1,600
4.075% 4/23/29 (d)	30,394	31,630
4.125% 7/25/28	8,091	8,301
4.3% 11/20/26	2,068	2,145
4.4% 6/10/25	20,670	21,648
4.45% 9/29/27	3,679	3,849
4.5% 1/14/22	3,739	3,904
4.6% 3/9/26	7,817	8,254
5.3% 5/6/44	11,127	12,780
5.5% 9/13/25	9,062	10,064
Citizens Bank NA 2.55% 5/13/21	1,447	1,443
Citizens Financial Group, Inc.:
4.15% 9/28/22 (c)	3,666	3,761
4.3% 12/3/25	7,509	7,832
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	11,381	11,587
3.8% 9/15/22	5,583	5,743
3.8% 6/9/23	8,071	8,269
4.55% 4/17/26	3,447	3,653
Discover Bank 7% 4/15/20	3,616	3,743
Fifth Third Bancorp 8.25% 3/1/38	1,287	1,848
HSBC Holdings PLC:
4.25% 3/14/24	1,679	1,735
5.25% 3/14/44	1,216	1,347
Huntington Bancshares, Inc. 7% 12/15/20	861	916
Intesa Sanpaolo SpA:
5.017% 6/26/24 (c)	1,550	1,469
5.71% 1/15/26 (c)	34,135	32,585
JPMorgan Chase & Co.:
2.95% 10/1/26	3,608	3,574
3.797% 7/23/24 (d)	11,596	11,985
3.875% 9/10/24	7,368	7,658
4.125% 12/15/26	29,680	31,154
4.35% 8/15/21	9,935	10,307
4.625% 5/10/21	1,466	1,524
Rabobank Nederland 4.375% 8/4/25	5,609	5,807
Regions Bank 6.45% 6/26/37	4,979	6,189
Regions Financial Corp. 3.2% 2/8/21	2,627	2,647
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	19,001	19,551
6% 12/19/23	15,902	16,968
6.1% 6/10/23	7,162	7,599
6.125% 12/15/22	25,655	27,286
Societe Generale 4.25% 4/14/25 (c)	8,328	8,354
Synchrony Bank 3% 6/15/22	4,666	4,662
UniCredit SpA 6.572% 1/14/22 (c)	7,789	8,139
		600,182
Capital Markets - 4.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,634	1,724
Deutsche Bank AG 4.5% 4/1/25	6,757	6,340
Deutsche Bank AG New York Branch:
3.3% 11/16/22	8,631	8,390
4.1% 1/13/26	9,758	9,479
5% 2/14/22	13,046	13,320
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	12,461	12,448
3.2% 2/23/23	7,013	7,092
3.272% 9/29/25 (d)	112,071	112,029
4.25% 10/21/25	14,224	14,740
6.75% 10/1/37	44,659	56,233
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,335	1,338
3.75% 12/1/25	2,387	2,510
Moody's Corp.:
3.25% 1/15/28	2,443	2,446
4.875% 2/15/24	2,293	2,489
Morgan Stanley:
3.125% 1/23/23	6,473	6,531
3.125% 7/27/26	17,304	17,185
3.625% 1/20/27	19,436	19,798
3.7% 10/23/24	5,567	5,759
3.75% 2/25/23	4,438	4,584
3.875% 4/29/24	5,127	5,350
4.1% 5/22/23	6,473	6,728
4.431% 1/23/30 (d)	6,177	6,635
4.875% 11/1/22	11,659	12,405
5% 11/24/25	24,327	26,508
5.75% 1/25/21	5,469	5,733
		367,794
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,700	1,710
4.125% 7/3/23	4,978	5,130
4.45% 12/16/21	4,109	4,237
4.45% 4/3/26	4,584	4,677
4.5% 5/15/21	1,562	1,604
4.875% 1/16/24	7,234	7,646
5% 10/1/21	2,341	2,439
Capital One Financial Corp. 3.8% 1/31/28	5,072	5,071
Discover Financial Services:
3.85% 11/21/22	2,625	2,710
3.95% 11/6/24	2,195	2,271
4.1% 2/9/27	5,363	5,427
4.5% 1/30/26	6,606	6,904
5.2% 4/27/22	2,209	2,351
Ford Motor Credit Co. LLC:
5.085% 1/7/21	4,102	4,212
5.584% 3/18/24	9,103	9,478
5.596% 1/7/22	8,487	8,882
Synchrony Financial:
3% 8/15/19	617	617
3.75% 8/15/21	1,707	1,735
3.95% 12/1/27	9,671	9,356
4.25% 8/15/24	1,718	1,755
4.375% 3/19/24	3,326	3,419
5.15% 3/19/29	9,572	9,933
		101,564
Diversified Financial Services - 1.4%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (c)	2,332	2,334
3.95% 7/1/24 (c)	3,098	3,077
4.375% 5/1/26 (c)	2,988	2,995
5.25% 5/15/24 (c)	3,175	3,298
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,215	1,259
Brixmor Operating Partnership LP:
4.125% 6/15/26	1,911	1,958
4.125% 5/15/29	1,179	1,199
Cigna Corp.:
4.125% 11/15/25 (c)	53,009	55,372
4.375% 10/15/28 (c)	7,766	8,152
4.8% 8/15/38 (c)	4,835	4,947
4.9% 12/15/48 (c)	4,831	4,944
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (c)	9,100	9,540
Pine Street Trust I:
4.572% 2/15/29 (c)	8,376	8,612
5.568% 2/15/49 (c)	8,400	8,828
Voya Financial, Inc. 3.125% 7/15/24	2,931	2,940
		119,455
Insurance - 0.6%
American International Group, Inc. 4.875% 6/1/22	3,102	3,292
Aon Corp. 5% 9/30/20	1,152	1,189
Hartford Financial Services Group, Inc. 5.125% 4/15/22	3,152	3,364
Liberty Mutual Group, Inc. 4.569% 2/1/29 (c)	2,844	3,031
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	5,567	5,980
4.75% 3/15/39	2,555	2,832
4.8% 7/15/21	1,586	1,650
4.9% 3/15/49	5,084	5,736
Pacific LifeCorp 5.125% 1/30/43 (c)	3,073	3,412
Pricoa Global Funding I 5.375% 5/15/45 (d)	3,686	3,760
Prudential Financial, Inc. 4.5% 11/16/21	1,508	1,577
Swiss Re Finance Luxembourg SA 5% 4/2/49 (c)(d)	3,400	3,515
TIAA Asset Management Finance LLC 4.125% 11/1/24 (c)	1,358	1,446
Unum Group:
5.625% 9/15/20	2,241	2,327
5.75% 8/15/42	1,900	2,139
		45,250

TOTAL FINANCIALS		1,234,245

HEALTH CARE - 2.5%
Health Care Providers & Services - 1.6%
Cigna Corp. 3.75% 7/15/23 (c)	6,222	6,385
CVS Health Corp.:
4.1% 3/25/25	63,052	65,271
4.3% 3/25/28	15,157	15,619
4.78% 3/25/38	6,747	6,724
5.05% 3/25/48	9,921	10,084
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	1,262	1,288
4.272% 8/28/23 (c)	3,984	4,182
4.9% 8/28/28 (c)	1,678	1,819
HCA Holdings, Inc.:
4.75% 5/1/23	162	171
5.875% 3/15/22	191	204
6.5% 2/15/20	2,435	2,493
Toledo Hospital:
5.325% 11/15/28	2,806	3,020
6.015% 11/15/48	11,630	13,220
WellPoint, Inc. 3.3% 1/15/23	5,062	5,140
		135,620
Pharmaceuticals - 0.9%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)	56,067	57,661
Mylan NV:
2.5% 6/7/19	1,983	1,983
3.15% 6/15/21	4,699	4,675
3.95% 6/15/26	2,419	2,274
Perrigo Finance PLC 3.5% 12/15/21	342	339
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,381	3,120
Zoetis, Inc. 3.25% 2/1/23	1,417	1,439
		71,491

TOTAL HEALTH CARE		207,111

INDUSTRIALS - 0.3%
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,219	1,277
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	682	677
3.375% 6/1/21	2,292	2,314
3.75% 2/1/22	3,424	3,493
3.875% 4/1/21	2,473	2,516
4.25% 2/1/24	8,033	8,345
4.25% 9/15/24	2,731	2,844
		20,189
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (d)	1,610	1,723

TOTAL INDUSTRIALS		23,189

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	6,300	6,697
6.02% 6/15/26 (c)	2,150	2,315
		9,012
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (d)	3,717	3,894

TOTAL INFORMATION TECHNOLOGY		12,906

MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	893	929
5% 4/1/49	1,556	1,617
		2,546
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (c)	3,409	3,465
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (c)(d)	1,547	1,602
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (c)	1,756	1,786
4.5% 8/1/47 (c)	1,783	1,866
		8,719

TOTAL MATERIALS		11,265

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	683	683
4.6% 4/1/22	987	1,039
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,003	1,027
Boston Properties, Inc. 4.5% 12/1/28	5,238	5,689
Camden Property Trust:
2.95% 12/15/22	1,405	1,417
4.25% 1/15/24	2,637	2,794
Corporate Office Properties LP 5% 7/1/25	2,662	2,818
DDR Corp.:
3.625% 2/1/25	1,794	1,789
4.25% 2/1/26	3,122	3,197
4.625% 7/15/22	1,524	1,581
Duke Realty LP:
3.25% 6/30/26	690	691
3.625% 4/15/23	1,808	1,859
3.875% 10/15/22	5,088	5,260
4.375% 6/15/22	1,522	1,594
Equity One, Inc. 3.75% 11/15/22	6,473	6,683
Highwoods/Forsyth LP 3.2% 6/15/21	1,903	1,911
Hudson Pacific Properties LP 4.65% 4/1/29	1,995	2,103
Lexington Corporate Properties Trust 4.4% 6/15/24	1,110	1,133
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	5,718	5,906
4.5% 1/15/25	2,358	2,439
4.5% 4/1/27	839	864
4.75% 1/15/28	13,227	13,768
4.95% 4/1/24	1,033	1,085
5.25% 1/15/26	4,397	4,691
Retail Opportunity Investments Partnership LP:
4% 12/15/24	751	740
5% 12/15/23	579	598
Store Capital Corp. 4.625% 3/15/29	2,589	2,711
Ventas Realty LP:
3.125% 6/15/23	1,209	1,227
4% 3/1/28	2,519	2,598
4.125% 1/15/26	1,169	1,221
Weingarten Realty Investors 3.375% 10/15/22	534	540
WP Carey, Inc.:
4% 2/1/25	4,009	4,083
4.6% 4/1/24	6,239	6,595
		92,334
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,172	9,483
3.95% 11/15/27	5,132	5,177
4.1% 10/1/24	3,258	3,367
CBRE Group, Inc. 4.875% 3/1/26	9,186	9,831
Digital Realty Trust LP 3.95% 7/1/22	2,503	2,595
Essex Portfolio LP 3.875% 5/1/24	2,253	2,341
Liberty Property LP:
3.25% 10/1/26	1,857	1,831
3.375% 6/15/23	1,924	1,956
4.125% 6/15/22	1,306	1,354
Mack-Cali Realty LP:
3.15% 5/15/23	4,184	3,857
4.5% 4/18/22	795	778
Mid-America Apartments LP 4% 11/15/25	969	1,013
Post Apartment Homes LP 3.375% 12/1/22	588	597
Tanger Properties LP:
3.125% 9/1/26	3,078	2,889
3.75% 12/1/24	3,023	3,019
3.875% 12/1/23	1,388	1,405
3.875% 7/15/27	8,136	8,013
		59,506

TOTAL REAL ESTATE		151,840

UTILITIES - 0.9%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	4,554	4,851
6.4% 9/15/20 (c)	6,058	6,321
FirstEnergy Corp.:
4.25% 3/15/23	5,273	5,527
7.375% 11/15/31	7,390	9,924
IPALCO Enterprises, Inc.:
3.45% 7/15/20	5,810	5,844
3.7% 9/1/24	2,299	2,348
		34,815
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	821	844
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,911	7,360
Emera U.S. Finance LP:
2.15% 6/15/19	1,132	1,132
2.7% 6/15/21	1,114	1,110
		9,602
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (d)(e)	6,865	6,316
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (d)(e)	1,971	1,853
NiSource Finance Corp. 5.95% 6/15/41	2,662	3,215
Puget Energy, Inc.:
5.625% 7/15/22	3,870	4,140
6% 9/1/21	3,731	3,977
6.5% 12/15/20	1,195	1,261
Sempra Energy 6% 10/15/39	3,214	3,871
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (d)(e)	2,158	1,803
		26,436

TOTAL UTILITIES		71,697

TOTAL NONCONVERTIBLE BONDS
(Cost $2,455,384)		2,508,059

U.S. Treasury Obligations - 38.7%
U.S. Treasury Bonds:
2.5% 2/15/46	$4,412	$4,353
3% 2/15/49 (f)	67,231	73,198
U.S. Treasury Notes:
1.75% 6/30/22	188,718	187,973
2.125% 7/31/24	322,786	325,573
2.125% 5/15/25 (g)	53,492	53,885
2.25% 12/31/24	79,698	80,871
2.25% 2/15/27	95,634	96,941
2.375% 5/15/27	171,627	175,495
2.5% 3/31/23	257,782	263,381
2.625% 6/30/23	13,326	13,695
2.625% 12/31/23	168,430	173,516
2.625% 3/31/25	100,588	104,140
2.75% 6/30/25	579,815	604,796
2.875% 11/30/25	819,692	862,528
3.125% 11/15/28	181,017	196,354
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,099,057)		3,216,699

Asset-Backed Securities - 1.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (c)	$4,785	$4,808
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (c)(d)(e)	9,489	9,489
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (c)	8,155	8,392
Class AA, 2.487% 12/16/41 (c)	1,719	1,704
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (c)	9,570	9,698
Class B, 5.095% 4/15/39 (c)	3,283	3,350
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (c)	8,065	8,216
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (c)(d)(e)	4,744	4,744
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (d)(e)	9	9
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (c)	3,731	3,824
Class A2II, 4.03% 11/20/47 (c)	6,345	6,536
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (c)(d)(e)	11,028	11,076
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (b)(c)(d)(e)	7,758	7,758
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (d)(e)	1	1
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (c)(d)(e)	80	79
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (c)(d)(e)	29	28
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (c)(d)(e)	48	46
Class D, 1 month U.S. LIBOR + 0.750% 3.1896% 11/15/34 (c)(d)(e)	23	22
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (c)	2,541	2,530
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (c)	3,927	4,056
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (c)(d)(e)	3,845	3,845
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (b)(c)(d)(e)	9,469	9,469
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (c)(d)(e)	8,122	8,126
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (d)(e)	293	292
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (b)(c)(d)(e)	9,467	9,467
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (d)(e)	8	8
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (c)	8,301	8,454
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.1486% 4/6/42 (c)(d)(e)(h)	911	678
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (c)(d)	9,208	9,203
TOTAL ASSET-BACKED SECURITIES
(Cost $133,958)		135,908

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 3.1766% 5/27/37 (c)(d)(e)	1,167	1,125
Class AA1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (c)(d)(e)	1,638	1,581
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (d)(e)	35	35
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (d)(e)	44	44
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (d)(e)	4	4
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,758)		2,789

Commercial Mortgage Securities - 1.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8345% 2/14/43 (d)(i)	6	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.7048% 12/25/33 (c)(d)(e)	11	11
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.8298% 11/25/35 (c)(d)(e)	59	57
Class M1, 1 month U.S. LIBOR + 0.440% 2.8698% 11/25/35 (c)(d)(e)	16	15
Class M2, 1 month U.S. LIBOR + 0.490% 2.9198% 11/25/35 (c)(d)(e)	22	21
Class M3, 1 month U.S. LIBOR + 0.510% 2.9398% 11/25/35 (c)(d)(e)	20	18
Class M4, 1 month U.S. LIBOR + 0.600% 3.0298% 11/25/35 (c)(d)(e)	25	23
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.8198% 1/25/36 (c)(d)(e)	147	142
Class B1, 1 month U.S. LIBOR + 1.400% 3.8298% 1/25/36 (c)(d)(e)	15	26
Class M1, 1 month U.S. LIBOR + 0.450% 2.8798% 1/25/36 (c)(d)(e)	47	46
Class M2, 1 month U.S. LIBOR + 0.470% 2.8998% 1/25/36 (c)(d)(e)	18	17
Class M3, 1 month U.S. LIBOR + 0.500% 2.9298% 1/25/36 (c)(d)(e)	26	25
Class M4, 1 month U.S. LIBOR + 0.610% 3.0398% 1/25/36 (c)(d)(e)	27	24
Class M5, 1 month U.S. LIBOR + 0.650% 3.0798% 1/25/36 (c)(d)(e)	27	24
Class M6, 1 month U.S. LIBOR + 0.700% 3.1298% 1/25/36 (c)(d)(e)	28	26
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.7898% 4/25/36 (c)(d)(e)	26	25
Class M1, 1 month U.S. LIBOR + 0.380% 2.8098% 4/25/36 (c)(d)(e)	16	15
Class M2, 1 month U.S. LIBOR + 0.400% 2.8298% 4/25/36 (c)(d)(e)	16	16
Class M3, 1 month U.S. LIBOR + 0.420% 2.8498% 4/25/36 (c)(d)(e)	26	25
Class M4, 1 month U.S. LIBOR + 0.520% 2.9498% 4/25/36 (c)(d)(e)	15	14
Class M5, 1 month U.S. LIBOR + 0.560% 2.9898% 4/25/36 (c)(d)(e)	14	14
Class M6, 1 month U.S. LIBOR + 0.640% 3.0698% 4/25/36 (c)(d)(e)	15	15
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.7398% 7/25/36 (c)(d)(e)	23	23
Class M2, 1 month U.S. LIBOR + 0.330% 2.7598% 7/25/36 (c)(d)(e)	16	16
Class M3, 1 month U.S. LIBOR + 0.350% 2.7798% 7/25/36 (c)(d)(e)	25	24
Class M4, 1 month U.S. LIBOR + 0.420% 2.8498% 7/25/36 (c)(d)(e)	16	15
Class M5, 1 month U.S. LIBOR + 0.470% 2.8998% 7/25/36 (c)(d)(e)	21	20
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.8598% 10/25/36 (c)(d)(e)	16	50
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.6998% 12/25/36 (c)(d)(e)	377	362
Class M1, 1 month U.S. LIBOR + 0.290% 2.7198% 12/25/36 (c)(d)(e)	30	28
Class M2, 1 month U.S. LIBOR + 0.310% 2.7398% 12/25/36 (c)(d)(e)	37	34
Class M3, 1 month U.S. LIBOR + 0.340% 2.7698% 12/25/36 (c)(d)(e)	20	18
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.6998% 3/25/37 (c)(d)(e)	89	84
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.6998% 7/25/37 (c)(d)(e)	263	250
Class A2, 1 month U.S. LIBOR + 0.320% 2.7498% 7/25/37 (c)(d)(e)	246	232
Class M1, 1 month U.S. LIBOR + 0.370% 2.7998% 7/25/37 (c)(d)(e)	84	78
Class M2, 1 month U.S. LIBOR + 0.410% 2.8398% 7/25/37 (c)(d)(e)	55	50
Class M3, 1 month U.S. LIBOR + 0.490% 2.9198% 7/25/37 (c)(d)(e)	45	56
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/37 (c)(d)(e)	90	85
Class M1, 1 month U.S. LIBOR + 0.310% 2.7398% 7/25/37 (c)(d)(e)	48	45
Class M2, 1 month U.S. LIBOR + 0.340% 2.7698% 7/25/37 (c)(d)(e)	51	48
Class M3, 1 month U.S. LIBOR + 0.370% 2.7998% 7/25/37 (c)(d)(e)	82	75
Class M4, 1 month U.S. LIBOR + 0.500% 2.9298% 7/25/37 (c)(d)(e)	129	117
Class M5, 1 month U.S. LIBOR + 0.600% 3.0298% 7/25/37 (c)(d)(e)	51	60
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	9,059	10,001
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (c)(d)(e)	2,548	2,521
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (c)(d)(e)	3,171	3,175
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (c)(d)(e)	4,904	4,912
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (c)(d)(e)	3,242	3,249
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (c)(d)(e)	3,404	3,414
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (c)(d)(e)	8,000	8,008
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	4,522	5,057
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (c)	5,042	5,311
Class B, 4.5349% 4/15/36 (c)	1,597	1,680
Class C, 4.782% 4/15/36 (c)	1,040	1,085
Class D, 4.782% 4/15/36 (c)	2,081	2,132
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,715	4,136
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 5.8156% 2/12/49 (d)	45	13
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (c)	899	951
Class DFX, 5.3503% 7/5/33 (c)	1,382	1,465
Class EFX, 5.5422% 7/5/33 (c)	1,891	1,996
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	14,210	15,751
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (c)(d)	3,756	3,733
Class B, 4.181% 11/15/34 (c)	1,584	1,581
Class C, 5.205% 11/15/34 (c)	1,110	1,119
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (c)(d)(e)	7,296	7,312
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	9,008	9,967
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $96,789)		100,938

Municipal Securities - 0.5%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	5,520	5,710
5.1% 6/1/33	25,875	26,697
Series 2010-1, 6.63% 2/1/35	2,385	2,703
Series 2010-3:
6.725% 4/1/35	3,170	3,613
7.35% 7/1/35	1,625	1,917
Series 2010-5, 6.2% 7/1/21	1,038	1,071
Series 2013, 3.6% 12/1/19	2,230	2,234
TOTAL MUNICIPAL SECURITIES
(Cost $42,794)		43,945

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21	4,397	4,428
Discover Bank:
(Delaware) 3.2% 8/9/21	5,403	5,457
3.1% 6/4/20	4,770	4,785
4.682% 8/9/28 (d)	3,459	3,524
8.7% 11/18/19	760	780
KeyBank NA 6.95% 2/1/28	725	898
PNC Bank NA 2.45% 11/5/20	5,359	5,361
Synchrony Bank 3.65% 5/24/21	5,642	5,717
TOTAL BANK NOTES
(Cost $30,514)		30,950
	Shares	Value (000s)

Fixed-Income Funds - 25.8%
Fidelity Mortgage Backed Securities Central Fund (j)	17,687,525	$1,918,743
Fidelity Specialized High Income Central Fund (j)	2,284,390	226,749
TOTAL FIXED-INCOME FUNDS
(Cost $2,148,075)		2,145,492
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (d)(k)	10,000	9,300
Barclays Bank PLC 7.625% 11/21/22	5,719	6,205
TOTAL PREFERRED SECURITIES
(Cost $15,416)		15,505
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund 2.41% (l)
(Cost $199,828)	199,795,724	199,836
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.7%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (m)
(Cost $59,972)	59,984	59,972
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $8,284,545)		8,460,093
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(140,258)
NET ASSETS - 100%		$8,319,835

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid)(5) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ba2	Apr. 2032	Merrill Lynch International	2.54%	Monthly	$50	$1	$0	$1

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,018,000 or 6.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $85,000.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,186
Fidelity Mortgage Backed Securities Central Fund	46,251
Fidelity Specialized High Income Central Fund	17,544
Total	$67,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,817,552	$468,799	$1,406,755	$(28,108)	$67,255	$1,918,743	33.8%
Fidelity Specialized High Income Central Fund	488,400	157,633	421,335	(18,552)	20,603	226,749	27.1%
Total	$3,305,952	$626,432	$1,828,090	$(46,660)	$87,858	$2,145,492

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$59,972,000 due 6/03/19 at 2.50%
J.P. Morgan Securities, Inc.	$59,972
$59,972

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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